Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2024	2025
	US$	US$
ASSETS
Non-current assets:
Investment in a subsidiary	1	1
Amounts due from a subsidiary	2,585,944	15,696,933
Deferred offering cost	620,193	—
Total non-current assets	3,206,138	15,696,934
TOTAL ASSETS	3,206,138	15,696,934

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to a director	1	1
Total current liabilities	1	1
TOTAL LIABILITIES	1	1

Commitments and contingencies (Note 17)

Shareholders’ equity
Class A Ordinary shares, US$0.0025 par value, 18,000,000 shares authorized, and 265,300 shares and 2,905,300 shares issued and outstanding as of December 31, 2024 and 2025, respectively*	663	7,263
Class B Ordinary shares, US$0.0025 par value, 2,000,000 shares authorized, and 160,000 shares and 160,000 shares outstanding as of December 31, 2024 and 2025, respectively*	400	400
Additional paid-in capital	3,583,180	17,152,709
Accumulated losses	(378,106)	(1,463,439)
Total shareholders’ equity	3,206,137	15,696,933
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,206,138	15,696,934
*	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026.

Schedule of Condensed Statements of Loss

Condensed statements of loss

	Years ended December 31,
	2023	2024	2025
	US$	US$	US$
OPERATING EXPENSES
Legal and professional fees	(369,553)	—	(205,333)
Staff costs and employee benefits	—	—	(880,000)
Others	1,027	—	—
TOTAL OPERATING EXPENSES	(368,526)	—	(1,085,333)
Income tax expense	—	—	—
NET LOSS	(368,526)	—	(1,085,333)

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	Years ended December 31,
	2023	2024	2025
	US$	US$	US$
Cash flows from operating activities:
Net loss	(368,526)	—	(1,085,333)
Adjustments to reconcile net loss to net cash provided by operating activities
Share-based payments	—	—	1,085,333
Cash used in operating activities	(368,526)	—	—

Cash flows from financing activities:
Proceeds from initial public offerings	—	4,019,673	—
Proceeds from placements	—	—	12,344,129
Payment for deferred offering cost	(346,090)	(620,193)	—
Advance from (to) a subsidiary	471,165	(3,390,220)	(12,344,129)
Repayment to a director	(319)	(9,260)	—
Settlement of subscription receivables from shareholders	243,770	—	—
Cash provided by financing activities	368,526	—	—

Net change in cash and cash equivalents
Cash and cash equivalents at beginning of the year	—	—	—
Cash and cash equivalents at the end of the year	—	—	—